Related Party Transactions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Termination benefits expense	€ 0	€ 2	€ 0
Mr Friese [Member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity common shares held by Board of Directors	299,323	160,357	83,122
Reinsurance Subsidiary Of Associate [Member] | Reinsurance contracts held [member]
Disclosure of transactions between related parties [Line Items]
Funds withheld under reinsurance contracts	€ 300
Non cash consideration transferred	3,200
Reinsurance premiums paid	€ 3,500